Long-term provisions	12 Months Ended
Jun. 30, 2024
Long-term provisions
Long-term provisions

PROVISIONS

29	Long-term provisions

	Environmental	Other	Total
	2024	2024	2024
for the year ended 30 June	Rm	Rm	Rm
Balance at beginning of year	17 293	839	18 132
Capitalised to property, plant and equipment	473	—	473
Reduction in rehabilitation provision capitalised[1]	(729)	—	(729)
Per the income statement	(590)	(61)	(651)
additional provisions and changes to existing provisions	(206)	15	(191)
reversal of unutilised amounts	(332)	(77)	(409)
effect of change in discount rate	(52)	1	(51)
Notional interest	1 176	7	1 183
Utilised during year (cash flow)	(390)	(69)	(459)
Translation of foreign operations	(39)	(19)	(58)
Foreign exchange differences recognised in income statement	(670)	(3)	(673)
Balance at end of year	16 524	694	17 218

1Decrease in rehabilitation provision capitalised in 2024 relates primarily to an increase in discount rates.

Environmental provisions

The environmental obligation includes estimated costs for the rehabilitation of coal mining, oil, gas and petrochemical sites, mainly in South Africa and Mozambique.

The present value of the environmental provisions is determined by discounting the estimated future cash outflows using interest rates of high-quality government bonds that are denominated in the currency in which the amounts will be paid, and that have terms approximating to the terms of the related obligation.

29	Long-term provisions continued

The following discount rates were applied:

	2024	2023
for the year ended 30 June	%	%
South Africa	8,1 to 10,9	8,7 to 10,9
Europe	2,0 to 3,6	2,0 to 4,0
United States of America	3,2 to 5,4	2,7 to 5,7

	2024	2023
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(2 185)	(4 250)
amount capitalised to property, plant and equipment	(917)	(858)
income recognised in income statement	(1 268)	(3 392)
Decrease in the discount rate	2 802	5 338
amount capitalised to property, plant and equipment	1 375	1 518
expense recognised in income statement	1 427	3 820

The time at which the operations cease to produce economically viable returns and the pace of transition to a low carbon economy will impact the anticipated time period over which decommissioning liabilities are expected to be incurred in future.

		2024	2023
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		2 822	2 601
One to five years		2 915	6 060
Five to ten years¹		2 208	909
More than ten years²		9 273	8 562
		17 218	18 132
Short-term portion	30	(2 822)	(2 601)
Long-term provisions		14 396	15 531
Estimated undiscounted obligation*		109 845	114 986
1	Relates largely to the rehabilitation of coal mining, oil and gas sites in South Africa.
2	Relates largely to the plugging and abandonment of gas wells in Mozambique, as well as remediation of soil and ground water contamination in South Africa.

*Decrease relates mainly to a reassessment of cost estimates based on future escalation assumptions.

In line with the requirements of the legislation of South Africa, the utilisation of certain investments is restricted for mining rehabilitation purposes. These investments amounted to R816 million (2023 – R749 million) and are included in Other long-term investments in the statement of financial position. In addition, indemnities of R2 860 million (2023 – R2 527 million) are in place.

29	Long-term provisions continued

Accounting policies:

Estimated long-term environmental provisions, comprising pollution control, rehabilitation and mine closure, are based on the Group’s environmental policy taking into account current technological, environmental and regulatory requirements. The provision for rehabilitation is recognised as and when the environmental liability arises. To the extent that the obligations relate to the construction of an asset, they are capitalised as part of the cost of those assets. The effect of subsequent changes to assumptions in estimating an obligation for which the provision was recognised as part of the cost of the asset is adjusted against the asset. Any subsequent changes to an obligation which did not relate to the initial construction of a related asset are charged to the income statement. The increase in discounted long-term provisions as a result of the passage of time is recognised as a finance expense in the income statement.

The estimated present value of future decommissioning costs, taking into account current environmental and regulatory requirements, is capitalised as part of property, plant and equipment, to the extent that they relate to the construction of the asset, and the related provisions are raised. These estimates are reviewed at least annually.

Deferred tax is recognised on the temporary differences in relation to both the asset to which the obligation relates to and rehabilitation provision.

Areas of judgement:

The determination of long-term provisions, in particular environmental provisions, remains a key area where management’s judgement is required. Estimating the amount and timing of the future cost of these obligations is complex and requires management to make estimates and judgements because most of the obligations will only be fulfilled in the future and contracts and laws are often not clear regarding what is required. The resulting provisions could also be influenced by changing technologies and political, environmental, safety, business and statutory considerations as well as the period in which it will be settled. The pace of transition to a low carbon economy will impact the anticipated time period over which decommissioning liabilities are expected to be incurred in future.